Interim Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Statement Of Income And Comprehensive Income [Abstract]
Net earnings (loss)	$ (184,034)	$ 20,490	$ (140,481)	$ 123,179
Other comprehensive income:
Amounts reclassified to net earnings (loss) during the period relating to cash flow hedging instruments (note 16 (d))	1,414	1,045	3,522	3,320
Comprehensive income (loss)	$ (182,620)	$ 21,535	$ (136,959)	$ 126,499